SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Segment Reporting
NET SALES	$ 998,041	$ 1,163,026	$ 1,239,817	$ 1,015,125	$ 988,181	$ 1,212,702	$ 1,294,440	$ 993,857	$ 4,416,009	$ 4,489,180	$ 3,941,182
Interest expense (income)									8,700	8,893	6,218
Amortization expense									6,325	6,393	4,860
Depreciation									60,494	54,949	48,536
Segment operating profit (loss)									244,906	207,263	181,469
Segment assets	1,889,477				1,647,548				1,889,477	1,647,548	1,464,677
Capital expenditures									84,933	95,862	71,116
Intersegment net sales
Segment Reporting
NET SALES									418,064	424,888	392,540
Corporate
Segment Reporting
Interest expense (income)									10,577	10,130	6,234
Depreciation									10,244	9,466	8,443
Segment operating profit (loss)									(42,696)	(29,161)	(26,264)
Segment assets	245,659				101,896				245,659	101,896	54,171
Capital expenditures									2,332	3,665	2,727
North | Operating Segments
Segment Reporting
NET SALES									1,302,067	1,279,459	1,133,656
Interest expense (income)									(36)	58	4
Amortization expense									1,217	830	559
Depreciation									13,624	12,062	10,511
Segment operating profit (loss)									95,728	66,239	61,326
Segment assets	396,010				386,483				396,010	386,483	351,270
Capital expenditures									21,292	17,820	23,026
North | Intersegment net sales
Segment Reporting
NET SALES									57,675	56,682	67,161
South | Operating Segments
Segment Reporting
NET SALES									936,964	1,024,747	837,370
Interest expense (income)										(6)	160
Amortization expense									1,200	1,292	607
Depreciation									9,310	8,244	6,880
Segment operating profit (loss)									64,517	60,049	46,646
Segment assets	249,053				266,503				249,053	266,503	240,661
Capital expenditures									18,051	9,185	12,286
South | Intersegment net sales
Segment Reporting
NET SALES									81,875	76,297	74,566
West | Operating Segments
Segment Reporting
NET SALES									1,548,098	1,599,274	1,417,924
Interest expense (income)									108	197	293
Amortization expense									2,049	1,998	1,723
Depreciation									17,062	14,836	14,116
Segment operating profit (loss)									118,444	103,357	82,465
Segment assets	485,674				496,939				485,674	496,939	462,311
Capital expenditures									19,682	26,024	23,212
West | Intersegment net sales
Segment Reporting
NET SALES									52,601	56,004	83,245
All Other | Operating Segments
Segment Reporting
NET SALES									628,880	585,700	552,232
Interest expense (income)									(1,949)	(1,486)	(473)
Amortization expense									1,859	2,273	1,971
Depreciation									10,254	10,341	8,586
Segment operating profit (loss)									8,913	6,779	17,296
Segment assets	$ 513,081				$ 395,727				513,081	395,727	356,264
Capital expenditures									23,576	39,168	9,865
All Other | Intersegment net sales
Segment Reporting
NET SALES									$ 225,913	$ 235,905	$ 167,568